Income Taxes - Components of Deferred Tax Assets and Liabilities and Provisions for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Exit costs, environ-mental and other similar items	$ 74,535	$ 63,851	$ 56,441
Employee related and benefit items	166,313	141,974	141,670
Other items	148,910	116,302	112,149
Total deferred tax assets	389,758	322,127	310,260
Deferred tax liabilities:
Depreciation and amortization	254,430	241,101	227,765
LIFO inventories	83,659	89,330	67,835
Other items	59,746	33,433	44,378
Total deferred tax liabilities	397,835	363,864	339,978
Net deferred tax liabilities	8,077	41,737	29,718
Current:
Federal	438,244	399,677	308,283
Foreign	31,125	30,145	53,045
State and local	61,402	60,319	50,049
Total current	530,771	490,141	411,377
Deferred:
Federal	(56,891)	13,505	(14,974)
Foreign	(2,121)	(10,752)	(7,361)
State and local	(9,229)	2,223	3,297
Total deferred	(68,241)	4,976	(19,038)
Total provisions for income taxes	$ 462,530	$ 495,117	$ 392,339